Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 02, 2017	Dec. 03, 2016	Feb. 25, 2017	Feb. 27, 2016	Feb. 28, 2015
Cash flows from operating activities:
Net loss	$ (342.0)	$ (407.9)	$ (373.3)	$ (502.2)	$ (1,225.2)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Net (gain) loss on property dispositions, asset impairment and lease exit costs	66.8	(38.8)	(39.2)	103.3	227.7
Goodwill impairment	142.3	0.0	0.0
Depreciation and amortization	1,462.0	1,374.0	1,804.8	1,613.7	718.1
LIFO (benefit) expense	24.0	8.5	(7.9)	29.7	43.1
Deferred income tax	(629.7)	(198.2)	(219.5)	(90.4)	(170.1)
Pension and post-retirement benefits expense	18.9	91.3	95.5	14.1	8.8
Contributions to pension and post-retirement benefit plans	(19.8)	(9.5)	(11.5)	(7.4)	(272.3)
(Gain) loss on interest rate swaps and commodity hedges, net	(5.6)	(11.2)	(7.0)	16.2	98.2
Amortization and write-off of deferred financing costs	48.5	62.0	84.4	69.3	65.3
(Gain) loss on debt extinguishment	(5.0)	111.7	111.7	0.0	0.0
Equity-based compensation expense	24.6	34.2	53.3	97.8	344.1
Other	98.6	39.9	70.3	24.0	36.5
Changes in operating assets and liabilities, net of effects of acquisition of businesses:
Receivables, net	29.7	35.5	(9.2)	(15.8)	(8.5)
Inventories, net	(278.9)	(216.2)	2.7	(245.0)	(52.4)
Accounts payable, accrued salaries and wages and other accrued liabilities	159.6	145.5	233.6	(244.4)	184.0
Self-insurance liabilities			(42.5)	(133.4)	(195.0)
Other operating assets and liabilities	(83.4)	88.5	67.3	172.1	32.6
Net cash provided by (used in) operating activities	710.6	1,109.3	1,813.5	901.6	(165.1)
Cash flows from investing activities:
Business acquisitions, net of cash acquired	(148.8)	(188.6)	(220.6)	(710.8)	(5,673.4)
Payments for property, equipment and intangibles, including payments for lease buyouts	(1,062.7)	(1,052.3)	(1,414.9)	(960.0)	(336.5)
Proceeds from divestitures			0.0	454.7	0.0
Proceeds from sale of assets	652.6	435.9	477.0	112.8	31.7
Changes in restricted cash			3.4	256.9	39.3
Other	(56.9)	64.8	78.9	34.6	(6.1)
Net cash used in investing activities	(615.8)	(740.2)	(1,076.2)	(811.8)	(5,945.0)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	290.0	2,977.9	3,053.1	453.5	8,097.0
Payments on long-term borrowings	(830.6)	(2,831.8)	(2,832.7)	(903.4)	(2,123.6)
Payment of make-whole premium on debt extinguishment	0.0	(87.7)	(87.7)	0.0	0.0
Payments of obligations under capital leases	(82.8)	(95.2)	(123.2)	(120.0)	(64.1)
Payments for debt financing costs	(1.5)	(31.1)	(31.8)	(41.5)	(229.1)
Proceeds from member contributions			0.0	21.6	1,283.2
Member distribution	(250.0)	0.0	(21.9)	0.0	(34.5)
Proceeds from financing leases	99.9	0.0
Other	(65.7)	(74.8)	(53.6)	(46.1)	0.0
Net cash (used in) provided by financing activities	(840.7)	(142.7)	(97.8)	(635.9)	6,928.9
Net (decrease) increase in cash and cash equivalents	(745.9)	226.4	639.5	(546.1)	818.8
Cash and cash equivalents at beginning of period	1,219.2	579.7	579.7	1,125.8	307.0
Cash and cash equivalents at end of period	473.3	806.1	1,219.2	579.7	1,125.8
Reconciliation of capital investments:
Payments for property and equipment, including payments for lease buyouts	$ (1,062.7)	$ (1,052.3)	(1,414.9)	(960.0)	(336.5)
Payments for lease buyouts			39.4	48.3	8.3
Total payments for capital investments, excluding lease buyouts			(1,375.5)	(911.7)	(328.2)
Non-cash investing and financing activities were as follows:
Additions of capital lease obligations, excluding business acquisitions			11.5	52.4	23.7
Purchases of property and equipment included in accounts payable			220.2	166.3	109.1
Interest paid, net of amount capitalized			924.2	964.3	581.4
Income taxes paid (refunded)			$ 129.2	$ (78.3)	$ (21.5)